RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Sep. 05, 2025	Sep. 03, 2025	May 21, 2025	Mar. 31, 2025	May 21, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Mar. 28, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
General and administrative expenses					$ 16,620	$ 145,176		$ 161,796
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount						151,636	$ 151,636	$ 151,636	$ 250,000
Outstanding borrowing paid	$ 151,636		$ 10,420
Administrative Services Agreement | Sponsor
RELATED PARTY TRANSACTIONS
General and administrative expenses				$ 30,000		$ 30,000	$ 30,000
Monthly expenses		$ 30,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Exercise price			$ 0.09		$ 0.09	$ 0.09	$ 0.09	$ 0.09
Loans outstanding			$ 0		$ 0	$ 0	$ 0	$ 0		$ 0
Related Party Loans | Maximum
RELATED PARTY TRANSACTIONS
Loan amount converted into warrants					$ 1,500,000			$ 1,500,000